Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 677,378	$ 457,292
Trade accounts receivable less allowance for doubtful accounts of $348,260 in 2012 and $299,751 in 2011	2,932,835	2,798,318
Accounts receivable from related parties	206,500	111,008
Inventories	1,033,346	967,496
Prepaid expenses and other current assets	942,903	1,035,366
Deferred tax asset, current	270,382	325,539
Total current assets	6,063,344	5,695,019
Property, plant and equipment, net	2,798,792	2,629,701
Intangible assets	729,287	686,652
Goodwill	11,164,974	9,186,650
Deferred tax asset, non-current	87,856	88,159
Equity Method Investments	603,616	692,025
Other assets	296,541	554,644
Total assets	21,744,410	19,532,850
Current liabilities:
Accounts payable	515,404	541,423
Accounts payable to related parties	188,083	111,226
Accrued expenses and other current liabilities	1,727,294	1,704,273
Short-term borrowings and other financial liabilities	102,980	98,801
Short-term borrowings from related parties	52,212	28,013
Current portion of long-term debt and capital lease obligations	3,085,803	1,589,776
Income tax payable, current	165,878	162,354
Deferred tax liability, current	32,842	26,745
Total current liabilities	5,870,496	4,262,611
Total long-term debt less current maturities	5,542,925	5,494,810
Other liabilities	258,032	236,628
Pension liabilities	294,412	290,493
Income tax payable, non-current	175,535	189,000
Deferred tax liability, non-current	589,851	587,800
Total liabilities	12,731,251	11,061,342
Noncontrolling interests subject to put provisions	540,980	410,491
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,970,050 issued and outstanding	4,458	4,452
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 300,684,487 issued and outstanding	372,317	371,649
Additional paid-in capital	3,354,192	3,362,633
Retained earnings	5,036,687	4,648,585
Accumulated other comprehensive (loss)	(540,442)	(485,767)
Total Company shareholders' equity	8,227,212	7,901,552
Noncontrolling interests not subject to put provisions	244,967	159,465
Total equity	8,472,179	8,061,017
Total liabilities and equity	$ 21,744,410	$ 19,532,850